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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ] ;  Amendment Number:
                                                  ------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WASLIC Company II
Address:  802 West Street
          Wilmington, DE  19801

Form 13F File Number:  28-04795

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Lindley
Title:  President
Phone:  (302) 778-7500

Signature, Place, and Date of Signing:

Daniel F. Lindley                      Wilmington, DE             8/1/00
---------------------------            --------------             --------------
[Signature]                             [City, State]             [Date]

Report Type  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this
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      report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name
     28-04795                       __________________________________________

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
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          ITEM 1:                 ITEM 2:        ITEM 3:      ITEM 4:        ITEM 5:
      NAME OF ISSUER           TITLE OF CLASS    CUSIP #      SHARES       FAIR MARKET
                                                                              VALUE

------------------------------------------------------------------------------------------
WASLIC CO II

AXA FINANCIAL INC               Common Stock    002451102       50,364     1,712,376.00
ABBOTT LABS INC                 Common Stock    002824100       31,500     1,403,718.75
ALLIANT ENERGY CORP             Common Stock    018802108      243,396     6,328,296.00
ALLTEL CORP                     Common Stock    020039103       73,400     4,546,212.50
APPLIED MATERIALS INC           Common Stock    038222105      185,200    16,783,750.00
BANK NEW YORK INC               Common Stock    064057102    1,650,000    76,725,000.00
BANKNORTH GROUP INC             Common Stock    06646R107      242,500     3,713,281.26
BAXTER INTERNATIONAL INC        Common Stock    071813109       16,800     1,181,250.00
BELL ATLANTIC CORP              Common Stock    077853109       22,900     1,163,606.25
BROADWING INC                   Common Stock    111620100   11,431,678   296,509,148.13
CMS ENERGY CORP                 Common Stock    125896100       97,900     2,166,037.50
CHASE MANHATTAN CORPORATION     Common Stock    16161A108       22,200     1,022,587.50
CINCINNATI FINL CORP            Common Stock    172062101    1,448,203    45,527,881.83
CINERGY CORP                    Common Stock    172474108      275,000     6,995,312.50
CITIGROUP INC                   Common Stock    172967101       49,350     2,973,337.50
CONVERGYS CORPORATION           Common Stock    212485106   12,431,678   644,893,296.25
EXXON MOBIL CORPORATION         Common Stock    30231G102       28,600     2,245,100.00
FREDDIE MAC                     Common Stock    313400301       21,100       854,550.00
FIFTH THIRD BANCORP             Common Stock    316773100   12,527,500   792,364,375.00
FIRSTAR CORP                    Common Stock    33763V109   16,121,084   339,550,331.75
HONEYWELL INTERNATIONAL INC     Common Stock    438516106       43,800     1,475,512.50
ITC DELTACOM INC                Common Stock    45031T104       40,000       892,500.00
INTEL CORP                      Common Stock    458140100       32,000     4,278,000.01
INTERMEDIA COMMUNICATIONS       Common Stock    458801107      120,000     3,570,000.00
IBM CORP                        Common Stock    459200101        4,300       471,118.75
KIMBERLY CLARK                  Common Stock    494368103       44,500     2,553,187.51
LEXMARK INTERNATIONAL INC       Common Stock    529771107       37,700     2,535,325.00
MAGNA ENTERTAINMENT-CL A        Common Stock    559211107       20,140       131,224.58
MAGNA INTERNATIONAL INC CL A    Common Stock    559222401      100,700     4,758,075.00
MASCO CORP                      Common Stock    574599106       87,300     1,576,856.25
MCLEOD INC                      Common Stock    582266102       70,000     1,448,125.00
MEAD CORP                       Common Stock    582834107       46,400     1,171,600.00
MIDWEST BANC HOLDINGS INC       Common Stock    598251106       46,000       638,250.00
NRG ENERGY INC                  Common Stock    629377102       30,000       547,500.00
NISOURCE INC                    Common Stock    65473P105       70,000     1,303,750.00
NORTEL NETWORKS CORP            Common Stock    656568102       38,000     2,593,500.00
NORTH FORK BANCORP              Common Stock    659424105       38,300       579,287.50
NORTHWESTERN CORP               Common Stock    668074107      264,900     6,125,812.50
OHIO CASUALTY CORP              Common Stock    677240103      928,100     9,861,062.50
ONLINE RESOURCES & COMM CORP    Common Stock    68273G101       71,284       458,890.75
PEPSICO INC                     Common Stock    713448108       56,600     2,515,162.50
PINNACLE HOLDINGS INC.          Common Stock    72346N101       67,700     3,655,800.00
PUGET SOUND ENERGY INC          Common Stock    745332106       50,000     1,065,625.00
RALSTON-RALSTON PURINA GROUP    Common Stock    751277302       21,600       430,650.00
SLM HOLDING CORP                Common Stock    78442A109       47,200     1,767,050.01
SCHERING PLOUGH CORP            Common Stock    806605101       40,700     2,055,350.00

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                                                                                                ITEM 8:
                                             ITEM 6:                                       VOTING AUTHORITY
                                     INVESTMENT DISCRETION                                     (shares)
          ITEM 1:              -----------------------------------     ITEM 7:     ----------------------------------
      NAME OF ISSUER           (a)SOLE   (b) SHARED-   (c) SHARED-    MANAGERS      (a)SOLE     (b) SHARED   (c) NONE
                                          AS DEFINED      OTHER      SEE INSTR.V
                                          IN INSTR.V
---------------------------------------------------------------------------------------------------------------------
WASLIC CO II

AXA FINANCIAL INC                 X                                                    50,364
ABBOTT LABS INC                   X                                                    31,500
ALLIANT ENERGY CORP               X                                                   243,396
ALLTEL CORP                       X                                                    73,400
APPLIED MATERIALS INC             X                                                   185,200
BANK NEW YORK INC                 X                                                 1,650,000
BANKNORTH GROUP INC               X                                                   242,500
BAXTER INTERNATIONAL INC          X                                                    16,800
BELL ATLANTIC CORP                X                                                    22,900
BROADWING INC                     X                                                11,431,678
CMS ENERGY CORP                   X                                                    97,900
CHASE MANHATTAN CORPORATION       X                                                    22,200
CINCINNATI FINL CORP              X                                                 1,448,203
CINERGY CORP                      X                                                   275,000
CITIGROUP INC                     X                                                    49,350
CONVERGYS CORPORATION             X                                                12,431,678
EXXON MOBIL CORPORATION           X                                                    28,600
FREDDIE MAC                       X                                                    21,100
FIFTH THIRD BANCORP               X                                                12,527,500
FIRSTAR CORP                      X                                                16,121,084
HONEYWELL INTERNATIONAL INC       X                                                    43,800
ITC DELTACOM INC                  X                                                    40,000
INTEL CORP                        X                                                    32,000
INTERMEDIA COMMUNICATIONS         X                                                   120,000
IBM CORP                          X                                                     4,300
KIMBERLY CLARK                    X                                                    44,500
LEXMARK INTERNATIONAL INC         X                                                    37,700
MAGNA ENTERTAINMENT-CL A          X                                                    20,140
MAGNA INTERNATIONAL INC CL A      X                                                   100,700
MASCO CORP                        X                                                    87,300
MCLEOD INC                        X                                                    70,000
MEAD CORP                         X                                                    46,400
MIDWEST BANC HOLDINGS INC         X                                                    46,000
NRG ENERGY INC                    X                                                    30,000
NISOURCE INC                      X                                                    70,000
NORTEL NETWORKS CORP              X                                                    38,000
NORTH FORK BANCORP                X                                                    38,300
NORTHWESTERN CORP                 X                                                   264,900
OHIO CASUALTY CORP                X                                                   928,100
ONLINE RESOURCES & COMM CORP      X                                                    71,284
PEPSICO INC                       X                                                    56,600
PINNACLE HOLDINGS INC.            X                                                    67,700
PUGET SOUND ENERGY INC            X                                                    50,000
RALSTON-RALSTON PURINA GROUP      X                                                    21,600
SLM HOLDING CORP                  X                                                    47,200
SCHERING PLOUGH CORP              X                                                    40,700

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
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          ITEM 1:                 ITEM 2:        ITEM 3:      ITEM 4:        ITEM 5:
      NAME OF ISSUER           TITLE OF CLASS    CUSIP #      SHARES       FAIR MARKET
                                                                              VALUE

------------------------------------------------------------------------------------------
SCHLUMBERGER LTD                Common Stock    806857108       11,300       843,262.50
SPRINT CORP                     Common Stock    852061100       50,000     2,550,000.00
SUN MICROSYSTEMS                Common Stock    866810104       23,700     2,155,218.75
UGI CORP                        Common Stock    902681105       51,000     1,045,500.00
US FREIGHTWAYS CORP             Common Stock    916906100        8,300       203,868.75
VERIO INC                       Common Stock    923433106       50,203     2,785,482.33
WORLDPAGES.COM INC              Common Stock    981922107      265,000     1,590,000.00
RSL COMMUNICATIONS LTD-CL A     Common Stock    G7702U102       35,000       400,312.50
TRANSOCEAN SEDCO FOREX INC      Common Stock    G90078109       32,100     1,715,343.75

                       TOTAL                                59,914,180    2,320,407,653

---------------------------------------------------------------------------------------------------------------------
                                                                                                ITEM 8:
                                             ITEM 6:                                       VOTING AUTHORITY
                                     INVESTMENT DISCRETION                                     (SHARES)
          ITEM 1:              -----------------------------------     ITEM 7:     ----------------------------------
      NAME OF ISSUER           (a)SOLE   (b) SHARED-   (c) SHARED-    MANAGERS      (a)SOLE     (b) SHARED   (c) NONE
                                          AS DEFINED      OTHER      SEE INSTR.V
                                          IN INSTR.V
---------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD                  X                                                    11,300
SPRINT CORP                       X                                                    50,000
SUN MICROSYSTEMS                  X                                                    23,700
UGI CORP                          X                                                    51,000
US FREIGHTWAYS CORP               X                                                     8,300
VERIO INC                         X                                                    50,203
WORLDPAGES.COM INC                X                                                   265,000
RSL COMMUNICATIONS LTD-CL A       X                                                    35,000
TRANSOCEAN SEDCO FOREX INC        X                                                    32,100

                       TOTAL                                                       59,914,180


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